Equity Plans	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity Plans

Note 13—Equity Plans

Long-term incentive awards are granted under the Crestwood Equity Partners LP Long Term Incentive Plan (Crestwood LTIP) in order to align the economic interests of key employees and directors with those of CEQP and Crestwood Midstream’s common unitholders and to provide an incentive for continuous employment. Long-term incentive compensation consist of grants of restricted and phantom units which vest based upon continued service. Prior to the completion of the Simplification Merger, Crestwood Midstream also granted incentive awards under is Long-term Incentive Plan (Crestwood Midstream LTIP). In conjunction with the closing of the Simplification Merger, the restricted and phantom common units granted under the Crestwood Midstream LTIP were converted into restricted and phantom units of CEQP with substantially the same terms considering the 2.75 to 1 exchange ratio.

Crestwood LTIP

The following table summarizes information regarding restricted and phantom unit activity during the years ended December 31, 2015 and 2014. As discussed in Note 10, the board of directors of CEQP’s general partner approved a 1-for-10 reverse split of our common units effective November 23, 2015. The restricted and phantom units in the table below have been recast to reflect the reverse split.

	Units	Weighted-Average Grant Date Fair Value
Unvested—January 1, 2014	49,354	$139.60
Vested—restricted units	(44,993)	$139.70
Granted—restricted units	137,746	$132.30
Forfeited	(10,519)	$137.30

Unvested—December 31, 2014	131,588	$132.10
Vested—restricted units	(91,798)	$121.13
Vested—phantom units	(4,856)	$67.10
Granted—restricted units	142,255	$55.25
Granted—phantom units	42,349	$62.31
Modification—restricted units	226,401	$68.85
Modification—phantom units	41,269	$58.36
Forfeited(1)	(20,994)	$89.97

Unvested—December 31, 2015	466,214	$69.80

(1)	We implemented a company-wide initiative to reduce operating costs in 2015 and beyond, which included a reduction in work force. As a result, 7,263 restricted units were forfeited during the year ended December 31, 2015.

As of December 31, 2015 and 2014, we had total unamortized compensation expense of approximately $16.5 million and $8.1 million related to restricted and phantom units, which we expect will be amortized during the next three years (or sooner in certain cases, which generally represents the original vesting period of these instruments), except for grants to non-employee directors of our general partner, which vest over one year. We recognized compensation expense of approximately $11.5 million, $10.1 million and $10.9 million under the Crestwood LTIP during the years ended December 31, 2015, 2014 and 2013, which is included in general and administrative expenses on our consolidated statements of operations. As of February 12, 2016, we had 5,978,939 units available for issuance under the Crestwood LTIP.

Crestwood Restricted Units. Under the Crestwood LTIP, participants who have been granted restricted units may elect to have us withhold common units to satisfy minimum statutory tax withholding obligations arising in connection with the vesting of non-vested common units. Any such common units withheld are returned to the Crestwood LTIP on the applicable vesting dates, which correspond to the times at which income is recognized by the employee. When we withhold these common units, we are required to remit to the appropriate taxing authorities the fair value of the units withheld as of the vesting date. The number of units withheld is determined based on the closing price per common unit as reported on the NYSE on such dates. During the years ended December 31, 2015 and 2014, we withheld 26,095 and 15,944 common units to satisfy employee tax withholding obligations.

Crestwood Phantom Units. The Crestwood LTIP currently permits, and our general partner has made, grants of phantom units. Each phantom unit entitles the holder thereof to receive upon vesting one common unit of us granted pursuant to the Crestwood LTIP and a phantom unit award agreement (the Crestwood Equity Phantom Unit Agreement). The Crestwood Equity Phantom Unit Agreement provides for vesting to occur at the end of three years following the grant date or, if earlier, upon the named executive officer’s termination without cause or due to death or disability or the named executive officer’s resignation for employee cause (each, as defined in the Crestwood Equity Phantom Unit Agreement). In addition, the Crestwood Equity Phantom Unit Agreement provides for distribution equivalent rights with respect to each phantom unit which are paid in additional phantom units and settled in common units upon vesting of the underlying phantom units.

Crestwood Midstream

The following table summarizes information regarding restricted and phantom unit activity during the years ended December 31, 2015 and 2014:

	Units	Weighted-Average Grant Date Fair Value
Unvested—January 1, 2014	250,557	$22.13
Vested—restricted units	(208,361)	$22.15
Granted—restricted units	871,078	$23.25
Forfeited	(78,478)	$23.33

Unvested—December 31, 2014	834,796	$23.18

Vested—restricted units	(457,458)	$22.91
Vested—phantom units	(21,578)	$16.05
Granted—restricted units	535,858	$15.89
Granted—phantom units	171,648	$15.76
Modification—restricted units	(823,277)	$20.06
Modification—phantom units	(150,070)	$18.93
Forfeited(1)	(89,919)	$16.05

Unvested—December 31, 2015	—	$—

(1)	We implemented a company-wide initiative to reduce operating costs in 2015 and beyond, which included a reduction in work force. As a result, 39,172 restricted units were forfeited during the year ended December 31, 2015.

As of December 31, 2014, we had total unamortized compensation expense of approximately $9.5 million related to restricted and phantom units issued under the Crestwood Midstream LTIP. Crestwood Midstream recognized compensation expense of approximately $8.1 million, $11.2 million and $11.4 million (including $6.5 million recognized by Legacy Crestwood in 2013 as discussed below) during the years ended December 31, 2015, 2014 and 2013, which is included in general and administrative expenses on our consolidated statements of operations. As of December 31, 2015, we do not have any issued, outstanding units available for issuance under the Crestwood Midstream LTIP.

Crestwood Midstream Restricted Units. Under the Crestwood Midstream LTIP, participants who have been granted restricted units may elect to have common units withheld to satisfy minimum statutory tax withholding obligations arising in connection with the vesting of non-vested common units. Any such common units withheld were returned to the Crestwood Midstream LTIP on the applicable vesting dates, which corresponded to the times at which income was recognized by the employee. When such common units are withheld, Crestwood Midstream was required to remit to the appropriate taxing authorities the fair value of the units withheld as of the vesting date. The number of units withheld was determined based on the closing price per common unit as reported on the NYSE on such dates. During the years ended December 31, 2015 and 2014, Crestwood Midstream withheld 139,331 and 71,484 common units to satisfy employee tax withholding obligations.

Crestwood Midstream Phantom Units. The Crestwood Midstream LTIP permitted, and Crestwood Midstream’s general partner made, grants of phantom units. Each phantom unit entitled the holder thereof to receive upon vesting one common unit of CMLP granted pursuant to the Crestwood Midstream LTIP and a phantom unit award agreement (the Phantom Unit Agreement). The Phantom Unit Agreement provided for vesting to occur at the end of three years following the grant date (or, if earlier, upon the named executive officer’s termination without cause or due to death or disability or the named executive officer’s resignation for employee cause (each, as defined in the Phantom Unit Agreement). In addition, the Phantom Unit Agreement provided for distribution equivalent rights with respect to each phantom unit which was paid in additional phantom units and settled in common units upon vesting of the underlying phantom units.

Crestwood Midstream Employee Unit Purchase Plan

Crestwood Midstream had an employee unit purchase plan under which employees of the general partner purchased Crestwood Midstream’s common units through payroll deductions up to a maximum of 10% of the employees’ eligible compensation. Under the plan, Crestwood Midstream purchased its common units on the open market for the benefit of participating employees based on their payroll deductions. In addition, Crestwood Midstream could contribute an additional 10% of participating employees’ payroll deductions to purchase additional Crestwood Midstream common units for participating employees. Unless increased by the board of directors of Crestwood Midstream’s general partner, the maximum number of units that were available for purchase under the plan was 200,000. Effective May 7, 2015, Crestwood Midstream suspended the employee unit purchase plan. In conjunction with the Simplification Merger, all common units purchased through the employee purchase plan were converted into common units of CEQP.

Legacy Crestwood

Prior to the Crestwood Merger, Legacy Crestwood issued phantom units under its Fourth Amended and Restated 2007 Equity Plan (2007 Equity Plan). The 2007 Equity Plan was terminated in conjunction with the Crestwood Merger. Crestwood Midstream recognized compensation expense under the 2007 Equity Plan of approximately $6.5 million for the year ended December 31, 2013.